Nature of Operations and Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets [Abstract]
Net loss	$ (3,787,975)	$ (6,395,533)	$ (8,192,745)	$ (8,842,852)	$ (18,105,315)	$ (7,917,853)
Net cash used for operating activities					(10,525,182)
Net cash used by investing activities					(78,416)
Cash and cash equivalents	2,972,051	$ 7,183,528	2,972,051	$ 7,183,528	4,084,085	1,477,143	$ 354,254
Accumulated deficit	$ (68,794,523)		$ (68,794,523)		$ (60,601,778)	$ (24,550,308)